Subsequent Events (Details)					1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2020 $ / shares shares	Jun. 29, 2020 employee subsidiary	Dec. 05, 2019 USD ($)	Dec. 05, 2019	Jul. 07, 2020 USD ($)	May 31, 2020 $ / shares shares	Aug. 31, 2019 $ / shares shares	Aug. 31, 2018 $ / shares shares
Subsequent Event [Line Items]
Preferred options Exercised
Price per unit | $ / shares						$ 3.62
Number of shares of common stock issuable under the Company's 2017 Stock Option/Stock Issuance Plan						250,000
Stock options granted (in shares)						0	36,073	23,719
Exercise price of stock options granted (in dollars per share) | $ / shares						$ 7.91	$ 63.60	$ 105.60
Life of the stock option							4 years	4 years
Overallotment
Subsequent Event [Line Items]
Gross proceeds from issuance of shares | $					$ 1,350,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares of common stock issuable under the Company's 2017 Stock Option/Stock Issuance Plan	3,000,000
Stock options granted (in shares)	1,235,159
Exercise price of stock options granted (in dollars per share) | $ / shares	$ 5.40
Life of the stock option	10 years
Vesting period	4 years
Vesting (as a percent)	25.00%
Number of Company's officers named as defendants | employee		2
Number of Company's former subsidiaries named as defendants | subsidiary		1
Subsequent Event [Member] | Incentive stock options
Subsequent Event [Line Items]
Stock options granted (in shares)	995,000
Subsequent Event [Member] | Non-qualifying stock options
Subsequent Event [Line Items]
Stock options granted (in shares)	280,159
Subsequent Event [Member] | Holder [Member]
Subsequent Event [Line Items]
Consideration value | $			$ 200,000
Subsequent Event [Member] | March 2019 Convertible Notes [Member] | Holder [Member]
Subsequent Event [Line Items]
Description for extended term				March 2019 notes to March 1, 2022
Subsequent Event [Member] | December 2018 Notes [Member] | Holder [Member]
Subsequent Event [Line Items]
Description for consideration exchange			consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 notes to $244,000 and from $2,445,000 for the March 2019 notes to $2,890,000